Term deposits	12 Months Ended
Dec. 31, 2022
Disclosure Of Term Deposits [Abstract]
Term deposits	Term deposits
The following table presents the allocation between the Company’s term deposits (in USD thousands):

	December 31,
	2022	2021
Term deposits, over 3 months, up to 12 months	$17,307	$72,357
Total term deposits	$17,307	$72,357